Fair Value of Financial Assets and Liability - Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value of Financial Assets and Liability
Amortized Cost	$ 113,987	$ 3,997
Gross Unrealized Losses	(141)
Fair Value	113,846	3,997
Corporate Debt Securities
Fair Value of Financial Assets and Liability
Amortized Cost	97,029
Gross Unrealized Losses	(128)
Fair Value	96,901
Government Funds
Fair Value of Financial Assets and Liability
Amortized Cost		3,997
Fair Value		$ 3,997
US Treasury Securities
Fair Value of Financial Assets and Liability
Amortized Cost	16,958
Gross Unrealized Losses	(13)
Fair Value	$ 16,945